Financial instruments - Liquidity Risk (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities [note 18]	$ 10,069,177	$ 4,708,051
Term loans, carrying value	190,905	112,707		$ 496,000
Term loans, total contractual amount	21,302,201
Borrowings	190,905	112,707		$ 496,000
Proceeds from borrowings		$ 195,919
Carrying Value
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities [note 18]	19,536,250
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	15,771,238
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	2,738,074
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	624,451
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	2,168,438
Accounts Payable and Accrued Liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities, total contractual amount	10,069,177
Accounts Payable and Accrued Liabilities | Carrying Value
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities [note 18]	10,069,177
Accounts Payable and Accrued Liabilities | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities, total contractual amount	10,069,177
Term Loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, carrying value	263,232
Borrowings	263,232
Term Loans | Carrying Value
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, carrying value	190,905
Borrowings	190,905
Term Loans | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, carrying value	85,731
Borrowings	85,731
Term Loans | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, carrying value	67,561
Borrowings	67,561
Term Loans | 4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, carrying value	62,823
Borrowings	62,823
Term Loans | Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, carrying value	47,117
Borrowings	47,117
Balance due on business combination
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	4,355,600
Balance due on business combination | Carrying Value
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	3,952,203
Balance due on business combination | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,395,580
Balance due on business combination | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,960,020
Lease labilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	6,614,192
Lease labilities | Carrying Value
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, carrying value	5,323,965
Borrowings	5,323,965
Lease labilities | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	3,220,750
Lease labilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	710,493
Lease labilities | 4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	561,628
Lease labilities | Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	2,121,321
Standby Letter of Credit
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, carrying value	66,300		$ 84,055
Borrowings	66,300		$ 84,055
Line of credit
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, carrying value	500,000
Borrowings	500,000
Proceeds from borrowings drawn against this facility	$ 436,000